Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Summary of net income (loss) and comprehensive income
	December 31, 2023	December 31, 2022
	$	$
Current tax expense	626,500	219,406
Deferred tax expense	1,887,558	1,248,495

Income tax expense	2,514,058	1,467,901

Summary of Provision for income taxes
	December 31, 2023	December 31, 2022
	$	$
Income before income taxes	2,412,946	1,796,080
Statutory tax rate	26.5%	26.5%

Expected income tax expense (recovery) based on statutory rate	639,000	476,000
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	928,000	164,000
Permanent differences	441,000	279,000
Change in benefit of tax assets not recognized	688,000	255,000
Other	(181,942)	293,901

Income tax expense	2,514,058	1,467,901

Summary of Deferred tax liabilities
	December 31, 2023	December 31, 2022
	$	$
Non-capital losses - Canada	117,982	583,083
Other - Canada	(117,982)	(583,083)
Royalty, stream and other interests - Australia	(4,878,989)	(2,991,431)

Total	(4,878,989)	(2,991,431)

Summary of Unrecognized deferred tax assets deductible temporary differences
	December 31, 2023	December 31, 2022
	$	$
Non-capital losses – Canada	6,921,000	2,889,000
Net-capital losses – Australia	124,000	33,000
Financing costs	1,449,000	925,000

Total	8,494,000	3,847,000